SCHEDULE OF LONG TERM LOAN (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Balance, opening	$ 85,107	$ 135,971
Repayments	(35,245)	(43,350)
Interest expense, accrued	3,950	3,333
Translation difference	(3,926)	(8,847)
Balance, ending	49,886	85,107
Long term loan – current portion	49,886	46,680
Long term loan		$ 38,427